Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($)			3 Months Ended	12 Months Ended
	Dec. 28, 2025	Dec. 31, 2023	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024	Dec. 27, 2025
Schedule of Stock Option Activity [Line Items]
Number of shares, Outstanding	4,930,300	11,716,646		4,930,300	9,997,233
Weighted Average Exercise Price per Share, Outstanding (in Dollars per share)	$ 4.62	$ 3.48	$ 4.62	$ 4.62	$ 2.77	$ 4.62
Weighted Average Contractual Term (Years), Outstanding	5 years 6 months 29 days	8 years 6 months 10 days	5 years 8 months 26 days	5 years 6 months 29 days	5 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 1,903,000	$ 2,756,000	$ 1,376,000	$ 1,903,000	$ 6,356,000	$ 1,903,000
Number of shares, Vested and expected to vest	4,930,300		4,930,300	4,930,300
Weighted average exercise price per share, Vested and expected to vest (in Dollars per share)	$ 4.62		$ 4.62	$ 4.62
Weighted Average Contractual Term (Years), Vested and expected to vest			5 years 8 months 26 days	5 years 6 months 29 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars)	$ 1,903,000		$ 1,376,000	$ 1,903,000
Number of Shares, Vested and exercisable	1,909,809		1,781,378	1,909,809
Weighted Average Exercise Price per Share, Vested and exercisable (in Dollars per share)	$ 5.94		$ 5.39	$ 5.94
Weighted Average Contractual Term (Years), Vested and exercisable			5 years 8 months 8 days	5 years 10 months 13 days
Aggregate Intrinsic Value , Vested and exercisable (in Dollars)	$ 635,000		$ 472,000	$ 635,000
Number of shares, Options granted					6,121,251
Weighted average exercise price per share, Options granted (in Dollars per share)					$ 0.93
Number of Shares, Options exercised				(712,467)	(398,883)
Weighted Average Exercise Price per Share, Options exercised (in Dollars per share)				$ 0.72	$ 0.77
Aggregate Intrinsic Value, Options exercised (in Dollars)				$ 83,000	$ 39,000
Number of Shares, Options canceled				(4,354,466)	(7,441,781)
Weighted Average Exercise Price per Share, Options canceled (in Dollars per share)				$ 2.69	$ 0.17